Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Number of Share Options Outstanding and Weighted Average Exercise Prices
Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	Share option scheme
	Average exercise price	Numbers of options
As of January 1, 2020	—	—
Granted	HK$55.00	305,601,702
Forfeited	HK$55.00	(899,000)
Exercised	—	—
Expired	—	—

As of December 31, 2020	HK$55.00	304,702,702

Vested and exercisable as of December 31, 2020	—	—

Summary of Details of Outstanding Share Options	Details of the expiry dates, exercise prices and the respective numbers of share options which remained outstanding as of December 31, 2020 are as follows:

Grant date	Normal exercise period	Exercise price	No. of shares involved in the options outstanding as of December 31, 2020
June 12, 2020	June 12, 2022- June 12, 2030	HK$55.00	121,881,080
June 12, 2020	June 12, 2023- June 12, 2030	HK$55.00	91,410,811
June 12, 2020	June 12, 2024- June 12, 2030	HK$55.00	91,410,811

Summary of Fair Value of Share Options
Other than the exercise price mentioned above, the model inputs to determine the fair value of Share Options granted during the year ended December 31, 2020 included:

	Granted on June 12, 2020
The closing price at the Grant Date	HK$	54.25
Risk free interest rate		0.65%
Expected dividend yield		5.9%
Expected volatility (Note)		21.34%